13. Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of income tax expense (benefit)

The following table sets forth the components of income tax expense (benefit) for the years ended December 31, 2019 and 2018:

	December 31, 2019	December 31, 2018

Current:
Federal	$–	$–
State and local	–	–
Foreign	–	74,356
Total current	–	74,356
Deferred:
Federal	–	–
State and local	–	–
Foreign	35,375	(59,412)
Total deferred	35,375	(59,412)
Total	$35,375	$14,944

Schedule of reconciliation of effective income tax rate

The following table sets forth a reconciliation of income tax expense (benefit) at the federal statutory rate to recorded income tax expense (benefit) for the years ended December 31, 2019 and 2018:

	December 31, 2019	December 31, 2018

Tax benefit at the statutory federal rate	–%	–%
Increase (decrease) in rate(s) resulting from:
Foreign operations, net	(0.8)	(0.3)
Change in deferred taxes	21.8	21.3
Change in valuation allowance	(21.8)	(21.3)
Total	(0.8)%	(0.3)%

Schedule of income tax payable

The following tables set forth the components of income taxes payable as of December 31, 2019 and 2018:

	December 31, 2019	December 31, 2018
Federal	$–	$–
State and local	–	–
Foreign	–	41,907
Total	$–	$41,907

Schedule of deferred income taxes

The following tables set forth the components of deferred income taxes as of December 31, 2019 and 2018:

	December 31, 2019	December 31, 2018
Non-current deferred tax assets:
Retirement benefits	$68,169	$67,439
Write down of investment(s)	65,420	62,421
Deferred revenue net	59,016	96,090
Other	45,976	23,833
Net operating loss carryforwards	4,661,804	4,150,813
Less: valuation allowance	(4,661,804)	(4,150,813)
Total non-current deferred tax asset	238,581	249,783
Total deferred tax asset	$238,581	$249,783